Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable, Net, Current [Abstract]
Schedule of Carrying Amount Of Accounts Receivable
The carrying amount of accounts receivable is as follows:

	Current	Overdue < 30 days	Overdue 31 – 60 days	Overdue 61 – 120 days	Overdue > 120 days	Total
December 31, 2011	264,224	31,529	12,126	13,579	9,433	330,891
December 31, 2012	223,546	38,666	13,537	13,954	15,137	304,840

Schedule of Changes In Allowance For Doubtful Accounts Receivable
The changes in the allowance for doubtful accounts receivable are as follows:

Balance January 1, 2010	(8,968)
Charged to selling, general and administrative expenses	(461)
Utilization	648
Foreign currency translation effect	(523)
Balance December 31, 2010	(9,304)
Charged to selling, general and administrative expenses	(356)
Utilization	2,109
Foreign currency translation effect	(50)
Balance December 31, 2011	(7,601)
Charged to selling, general and administrative expenses	(2,825)
Utilization	1,841
Foreign currency translation effect	34
Balance December 31, 2012	(8,551)